Note 14 - Financial assets at amortised cost-Effect on Income Statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effect On Income Statement And Other Comprehensive Income Line Items
Effect recognized in income statement Reclassified to Loans and Advances	€ 456	€ 743	€ 578
Effect of not reclassifying in income statement to loans and advances	456	743	578
Effect of not reclassifying in "equity valuation adjustments" to loans and advances	(173)	(30)	(316)
BBVA, S.A. [Member]
Effect On Income Statement And Other Comprehensive Income Line Items
Effect recognized in income statement Reclassified to Loans and Advances	41	198	252
Effect of not reclassifying in income statement to loans and advances	41	198	252
Effect of not reclassifying in "equity valuation adjustments" to loans and advances	(2)	(14)	(91)
Turkiye Garanti Bankasi, S.A [Member]
Effect On Income Statement And Other Comprehensive Income Line Items
Effect recognized in income statement Reclassified to Loans and Advances	414	545	326
Effect of not reclassifying in income statement to loans and advances	414	545	326
Effect of not reclassifying in "equity valuation adjustments" to loans and advances	€ (172)	€ (16)	€ (225)